Employee benefits and private pension plan - Changes in provision for post-employment benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits and private pension plan
Provision for post-employment benefits, opening	R$ 222,876	R$ 264,823	R$ 215,556
Expense for the year	26,051	27,077	17,521
Update/change of estimate	(14,935)	(10,094)	0
Actuarial gains from changes in actuarial assumptions	(1,716)	(41,727)	52,099
Benefits paid directly by the Company and its subsidiaries	(16,660)	(17,203)	(20,353)
Provision for post-employment benefits, ending	R$ 215,616	R$ 222,876	R$ 264,823